Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Summary of Inventories

	December 31,
	2023	2022
Raw materials	$61,998	$88,021
Work in progress	43,904	45,976
Finished goods	33,972	46,722
Total inventories	$139,874	$180,719